Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE REAL ESTATE FUND, INC.
Entity Central Index Key	0001046404
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005479
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Investor Class
Trading Symbol	TRREX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Investor Class	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  In 2025, real estate companies trailed broader market indexes for the third straight year as slightly higher borrowing rates compounded slightly below-average earnings growth. The healthcare and very small other real estate sectors were the top-performing segments of the U.S. real estate market during the year, while the data center and office sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, favorable stock selection, paired with an overweight allocation to the industrial sector, contributed to relative results. Not owning Iron Mountain and Americold Realty proved beneficial, while our notable overweight to EastGroup Properties also added to relative returns. Favorable stock picking in the regional mall segment also aided relative returns, as Simon Property Group generated robust returns during the year.

  On the negative side, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, detracted from relative performance as the segment produced strong positive returns and outperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. Our overweight allocation to the apartment/residential segment also hurt relative returns, as the sector notably lagged.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Investor Class)	-0.08%	5.03%	3.40%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	2.27	4.85	5.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 633,505,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,956,000
InvestmentCompanyPortfolioTurnover	8.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$633,505 Number of Portfolio Holdings43
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	19.1%
Industrial	17.3
Health Care	15.4
Infrastructure	10.8
Data Centers	9.6
Self Storage	7.9
Shopping Center	7.4
Regional Mall	4.3
Office	2.7
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	10.0%
Equinix	9.0
Prologis	7.8
American Tower	7.3
Public Storage	5.0
Simon Property Group	4.3
Essex Property Trust	4.2
Ventas	4.1
Regency Centers	3.7
Rexford Industrial Realty	3.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000005480
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Advisor Class
Trading Symbol	PAREX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Advisor Class	$119	1.19%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  In 2025, real estate companies trailed broader market indexes for the third straight year as slightly higher borrowing rates compounded slightly below-average earnings growth. The healthcare and very small other real estate sectors were the top-performing segments of the U.S. real estate market during the year, while the data center and office sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, favorable stock selection, paired with an overweight allocation to the industrial sector, contributed to relative results. Not owning Iron Mountain and Americold Realty proved beneficial, while our notable overweight to EastGroup Properties also added to relative returns. Favorable stock picking in the regional mall segment also aided relative returns, as Simon Property Group generated robust returns during the year.

  On the negative side, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, detracted from relative performance as the segment produced strong positive returns and outperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. Our overweight allocation to the apartment/residential segment also hurt relative returns, as the sector notably lagged.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Advisor Class)	-0.29%	4.76%	3.14%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	2.27	4.85	5.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 633,505,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,956,000
InvestmentCompanyPortfolioTurnover	8.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$633,505 Number of Portfolio Holdings43
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	19.1%
Industrial	17.3
Health Care	15.4
Infrastructure	10.8
Data Centers	9.6
Self Storage	7.9
Shopping Center	7.4
Regional Mall	4.3
Office	2.7
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	10.0%
Equinix	9.0
Prologis	7.8
American Tower	7.3
Public Storage	5.0
Simon Property Group	4.3
Essex Property Trust	4.2
Ventas	4.1
Regency Centers	3.7
Rexford Industrial Realty	3.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166334
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	I Class
Trading Symbol	TIRRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - I Class	$63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  In 2025, real estate companies trailed broader market indexes for the third straight year as slightly higher borrowing rates compounded slightly below-average earnings growth. The healthcare and very small other real estate sectors were the top-performing segments of the U.S. real estate market during the year, while the data center and office sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, favorable stock selection, paired with an overweight allocation to the industrial sector, contributed to relative results. Not owning Iron Mountain and Americold Realty proved beneficial, while our notable overweight to EastGroup Properties also added to relative returns. Favorable stock picking in the regional mall segment also aided relative returns, as Simon Property Group generated robust returns during the year.

  On the negative side, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, detracted from relative performance as the segment produced strong positive returns and outperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. Our overweight allocation to the apartment/residential segment also hurt relative returns, as the sector notably lagged.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (I Class)	0.21%	5.28%	3.60%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	2.27	4.85	5.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 633,505,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 3,956,000
InvestmentCompanyPortfolioTurnover	8.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$633,505 Number of Portfolio Holdings43
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Apartment Residential	19.1%
Industrial	17.3
Health Care	15.4
Infrastructure	10.8
Data Centers	9.6
Self Storage	7.9
Shopping Center	7.4
Regional Mall	4.3
Office	2.7
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	10.0%
Equinix	9.0
Prologis	7.8
American Tower	7.3
Public Storage	5.0
Simon Property Group	4.3
Essex Property Trust	4.2
Ventas	4.1
Regency Centers	3.7
Rexford Industrial Realty	3.6

Updated Prospectus Web Address	www.troweprice.com/paperless